Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Long-term debt	$ 2,365,083,000	$ 2,607,534,000
Other financing arrangements	632,892,000	678,930,000
Less: Deferred financing costs	(18,863,000)	(22,913,000)
Total long-term debt, net	2,346,220,000	2,584,621,000
Less: Long-term debt current portion	(352,140,000)	(325,611,000)
Add: Deferred financing costs, current portion	5,113,000	5,497,000
Total long-term debt, non-current, net	1,999,193,000	2,264,507,000
Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Long-term debt	41,695,000	47,884,000
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Long-term debt	0	52,361,000
Loans Payable [Member]
Long-term debt	1,621,691,000	1,821,944,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	0	34,400,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	0
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	0	82,800,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	0	48,500,000
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	0	112,430,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. Term Loans [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	0	0
Loans Payable [Member] | Capetaniss Maritime Corporation et al 2 [Member]
Long-term debt	0	15,671,000
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Long-term debt	0	6,928,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	0	1,054,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. [Member]
Long-term debt	0	0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	0	17,750,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	120,536,000	131,250,000
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	115,904,000	127,212,000
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	58,525,000	64,300,000
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	48,569,000	66,974,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	0	65,043,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	29,735,000	49,095,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 6 [Member]
Long-term debt	0	24,387,000
Loans Payable [Member] | Amoroto et al. [Member]
Long-term debt	50,661,000	67,882,000
Loans Payable [Member] | Costamare Inc. 7 [Member]
Long-term debt	0	0
Loans Payable [Member] | Dattier Marine Corp. et al [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 9 [Member]
Long-term debt	38,500,000	62,500,000
Loans Payable [Member] | Adstone Marine Corp. et al [Member]
Long-term debt	0	0
Loans Payable [Member] | Amoroto et al. 2 [Member]
Long-term debt	24,240,000	33,700,000
Loans Payable [Member] | Benedict et al. 2 [Member]
Long-term debt	376,857,000	458,952,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. 3 [Member]
Long-term debt	33,000,000	43,500,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. 2 [Member]
Long-term debt	74,625,000	85,000,000
Loans Payable [Member] | Greneta Marine Corp. et al [Member]
Long-term debt	26,045,000	30,000,000
Loans Payable [Member] | Bastian Shipping Co. et al [Member]
Long-term debt	260,630,000	0
Loans Payable [Member] | Adstone Marine Corp. et al 2 [Member]
Long-term debt	101,065,000	82,885,000
Loans Payable [Member] | NML Loan Agreement [Member]
Long-term debt	5,995,000	0
Loans Payable [Member] | Kalamata Shipping Corporation et al [Member]
Long-term debt	64,000,000	0
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	22,417,000	0
Loans Payable [Member] | Archet Marine Corp [Member]
Long-term debt	63,312,000	0
Loans Payable [Member] | N M L Loan 2 [Member]
Long-term debt	34,920,000	0
Loans Payable [Member] | N M L Loan 3 [Member]
Long-term debt	18,460,000	0
Loans Payable [Member] | Barlestone Marine Corp. et al. [Member]
Long-term debt	12,000,000	0
Unsecured Debt [Member]
Long-term debt	$ 110,500,000	$ 106,660,000